SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2020
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
7.	SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in July 2019. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, July 25, 2019 and January 1, 2020, the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938, 103,129,938 and 123,292,170 Class A ordinary shares.

During the nine months ended September 30, 2020, the Company granted 5,809,024 options, 4,598,613 RSUs and 83,617 SARs to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

Granted in 2020

Risk-free interest rates	0.39% – 1.66%
Expected term	5.5 – 7.5 years
Expected volatility	32.4% – 33.7%
Expected dividend yield	–
Fair value of share options	$13.81 – $50.58

Total compensation expense relating to options, RSAs, RSUs and SARs granted to Eligible Persons after deducting forfeitures recognized for the nine months ended September 30, 2019 and 2020, respectively, is as follows:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Share options:
Cost of revenue	212	97
Sales and marketing expenses	121	50
General and administrative expenses	49,309	123,426
Research and development expenses	437	307

	50,079	123,880

RSAs and RSUs:
Cost of revenue	1,158	3,150
Sales and marketing expenses	1,973	7,007
General and administrative expenses	20,712	24,218
Research and development expenses	7,353	30,305

	31,196	64,680

SARs:
Cost of revenue	192	1,826
Sales and marketing expenses	462	3,583
General and administrative expenses	198	2,139
Research and development expenses	7	291

	859	7,839

Total	82,134	196,399